SPARX ASIA FUNDS
c/o SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017

August 14, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	SPARX Asia Funds (the "Fund") Registration Statement on Form N-1A (File No. 333-108229)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on August 10, 2007.

SPARX ASIA FUNDS

By:	/s/ Evan R. Gartenlaub Evan R. Gartenlaub Executive Vice President and Secretary